Research and development expenses (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total research and development expenses	kr (329,825)	kr (349,054)
Staff Costs [Member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(186,772)	(244,134)
I T And Software Expenses [Member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(59,449)	(19,741)
Professional Services [Member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(14,401)	(19,284)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	(54,661)	(62,086)
Other Costs [Member]
IfrsStatementLineItems [Line Items]
Total research and development expenses	kr (14,542)	kr (3,809)